SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Trade receivables, allowances for doubtful accounts	$ 0	$ 20
Bad debt expense	0	0	0
Additional inventory write-down	1,005
Bad debt write offs	0	0	206
Inventory write offs	1,815	110	311
Shares excluded from the calculation of diluted net income (loss) per share	1,368,220	1,353,372	1,248,631
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Years employment required for eligibility for severance pay	1 year
Months severance salary payable per year of employment	1 month
Severance pay expenses	527	537	588
Number of suppliers of certain key components	1
Revenue from contract	2,205
Number of contract	1
Completion percentage of contract	78.00%
Percentage of marketing expenses for which entity receive grants	50.00%
Grants received presented as a reduction in marketing expenses	$ 55	$ 150	$ 109